Pension Liability (Tables)	12 Months Ended
Dec. 31, 2022
Pension Liability [Abstract]
Schedule of information on the pension plan
	2022	2021	2020
Service cost	$39,667	$48,641	$25,206
Interest cost	2,743	732	2,992
Expected return on assets	(12,196)	(6,314)	(4,249)
Effect of settlement, curtailment, plan amendment	(72,600)	-	(5,810)
Actuarial loss outside corridor recognized	3,091	983	-
Past service cost recognized in year	2,855	-	-
Administrative expenses	2,298	3,141	1,946
Net periodic pension cost	$(34,142)	$47,183	$20,085

Schedule of projected benefit obligation and the changes to the fair value of the plan assets of the pension plan
	2022	2021
Projected benefit obligation, beginning of period	$927,369	$273,675
Service cost	39,667	48,641
Interest cost	2,743	732
Transfers-in and (-out), net	(209,035)	442,557
Actuarial (gain)/ loss	(152,048)	167,864
Currency conversion adjustments	(23,959)	(6,100)
Projected benefit obligation, end of period	$584,737	$927,369

Plan assets, beginning of period	$608,478	$95,406
Actual return on plan assets	(51,764)	70,634
Employer contributions	37,468	34,062
Participant contributions	20,608	20,738
Transfers-in and (-out), net	(150,129)	392,021
Administration expenses	(2,299)	(3,141)
Currency conversion adjustments	(13,747)	(1,242)
Plan assets, end of period	$448,615	$608,478
Accrued pension liability	$136,122	$318,891

Schedule of unrecognized pension cost in accumulated other comprehensive income/loss
	2022	2021
Net loss, beginning of period	$151,739	$19,381
Other gain/loss during the period	(88,088)	103,544
Other prior year gain/loss recognized in period	(3,091)	(983)
Effect of settlement, curtailment	(6,913)	-
Amortization of pension related net loss	-	-
Net loss, end of period	53,647	121,942

Prior service cost, beginning of period	-	-
Amortization of prior service cost	(2,856)	29,797
Prior service cost end of period	(2,856)	29,797

Total unrecognized pension cost, end of period	$50,791	$151,739

Schedule of weighted average of the key assumptions used to compute the benefit obligations
	2022	2021
Discount rate	2.25%	0.30%
Rate of increase in compensation level	0.25%	0.00%
Interest credit rate on savings accounts	2.25%	1.00%
Expected long-term rate of return on plan assets	2.95%	2.00%
Inflation rate	0.85%	0.60%